Income taxes - Summary of the expected expiration period of the operating loss carryforwards for which no deferred tax asset (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	¥ 1,465,002	¥ 1,424,553
Within 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	362,529	494,989
Over 5 years to 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	459,335	274,044
Over 10 years to 15 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	31,198	28,601
Over 15 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	16,575	15,592
No expiration period [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	¥ 595,365	¥ 611,327